UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2008

Check here if Amendment [ ]; Amendment Number:  _____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Baker Bros. Advisors, LLC
              --------------------------------------------
Address:      667 Madison Avenue, 17th Floor
              --------------------------------------------
              New York, NY 10065-8029
              --------------------------------------------

Form 13F File Number:  28-10519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Leo Kirby
              --------------------------------------------
Title:         Chief Financial Officer
              --------------------------------------------
Phone:         212-339-5633
              --------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Leo Kirby                 New York, N.Y.             May 15, 2008
--------------------------  ---------------------------   ----------------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                           -----------

Form 13F Information Table Entry Total:        94
                                           -----------

Form 13F Information Table Entry Value:     1,286,428
                                           -----------
                                           (thousands)

List of Other Included Managers:  None

Baker Brothers Form 13F 3-31-2008

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       COLUMN 1               COLUMN 2        COLUMN 3   COLUMN 4     COLUMN 5              COLUMN 6   COLUMN 7        COLUMN 8

                                                          VALUE       SHRS OR  SH/  PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
Name of Issuer                                  CUSIP    (x1000)      PRN AMT  PRN  CALL   DISCRETION  MANAGERS   SOLE   SHARED NONE
----------------------------                   -------   -------      -------  ---  ----   ----------  --------   ----   ------ ----
Acadia Pharmaceuticals Inc.     COM           004225108    23,116    2,551,462 SH          SOLE                  2,551,462
Acorda Therapeutics             COM           00484M106    23,078    1,285,675 SH          SOLE                  1,285,675
Adolor Corp.                    COM           00724X102     1,165      254,921 SH          SOLE                    254,921
Alkermes                        COM           01642T108     9,896      833,037 SH          SOLE                    833,037
Allos Therapeutics Inc.         COM           019777101    59,967    9,863,065 SH          SOLE                  9,863,065
Alsius Corp.                    COM           021211107       119       64,850 SH          SOLE                     64,850
Altus Pharmaceuticals Inc.      COM           02216N105       184       40,477 SH          SOLE                     40,477
Amicus Therapeutics             COM           03152W109    14,901    1,392,662 SH          SOLE                  1,392,662
Amylin Pharmaceuticals Inc.     COM           032346108       472       16,153 SH          SOLE                     16,153
Anadys Pharmaceuticals Inc.     COM           03252Q408       672      442,204 SH          SOLE                    442,204
Anesiva Inc.                    COM           21872P501     4,396    1,382,277 SH          SOLE                  1,382,277
AP Pharma                       COM           00202J203     1,894    1,515,177 SH          SOLE                  1,515,177
Aradigm Corp.                   COM           038505301       111      100,000 SH          SOLE                    100,000
Ardea Biosciences Inc.          COM           03969P107    42,161    3,243,154 SH          SOLE                  3,243,154
Arena Pharmaceuticals Inc.      COM           040047102       191       27,930 SH          SOLE                     27,930
Array Biopharma Inc.            COM           04269X105     1,836      261,928 SH          SOLE                    261,928
Atherogenics Inc.               COM           047439104        20       25,357 SH          SOLE                     25,357
Autoimmune Inc.                 COM           052776101        46       26,100 SH          SOLE                     26,100
Auxilium                        COM           05334D107    69,216    2,588,469 SH          SOLE                  2,588,469
Biocryst Pharmaceuticals Inc.   COM           09058V103    27,284    5,918,411 SH          SOLE                  5,918,411
Biomarin Pharmaceutical Inc.    COM           09061G101        83        2,338 SH          SOLE                      2,338
Cadence Pharmaceuticals         COM           12738T100       988      166,100 SH          SOLE                    166,100
Celgene                         COM           151020104   125,297    2,044,335 SH          SOLE                  2,044,335
Cerus Corp.                     COM           157085101       110       19,136 SH          SOLE                     19,136
Chelsea Therapeutics            COM           163428105     5,687    1,137,481 SH          SOLE                  1,137,481
Critical Therapeutics Inc.      COM           22674T105       778    1,127,481 SH          SOLE                  1,127,481
Cubist                          COM           229678AC1     5,283      286,799 SH          SOLE                    286,799
Cyclacel Pharmaceuticals        COM           23254L108       774      259,886 SH          SOLE                    259,886
Cyclacel Pharmaceuticals
  Pfd. Conv. Ex 6%              PFD CONV EX   23254L207       382       95,500 SH          SOLE                     95,500
Cytokinetics Inc.               COM           23282W100     5,683    1,711,864 SH          SOLE                  1,711,864
Decode Genetics                 COM           2435686104      386      252,563 SH          SOLE                    252,563
Dendreon                        COM           24823Q107       649      134,708 SH          SOLE                    134,708
Depomed                         COM           249908104     1,830      538,223 SH          SOLE                    538,223
Epix Pharmaceuticals            COM           26881Q309       207      145,062 SH          SOLE                    145,062
Genelabs Technologies Inc.      COM           368706206       672      755,179 SH          SOLE                    755,179
Genomic Health Inc.             COM           37244C101    90,541    4,793,090 SH          SOLE                  4,793,090
Halozyme Therapeutics Inc.      COM           40637H109    18,248    2,869,175 SH          SOLE                  2,869,175
Icagen Inc.                     COM           45104P104        96       59,473 SH          SOLE                     59,473
Idera Pharmaceuticals Inc.      COM           45168K108    15,196    1,518,054 SH          SOLE                  1,518,054
Immunogen Inc.                  COM           45253H101       999      279,178 SH          SOLE                    279,178
Immunomedics, Inc.              COM           452907108       351      125,000 SH          SOLE                    125,000
Incyte Corp.                    COM           45337C102    94,773    9,017,432 SH          SOLE                  9,017,432
Indevus Pharmaceuticals         COM           454072109     5,580    1,169,729 SH          SOLE                  1,169,729
Infinity Pharmaceuticals Inc.   COM           45665G303       510       85,651 SH          SOLE                     85,651
Inspire                         COM           457733103     2,003      520,219 SH          SOLE                    520,219
Intermune Inc.                  COM           45884X103    22,957    1,574,561 SH          SOLE                  1,574,561
Isis Pharmaceuticals Inc.       COM           464330109       266       18,859 SH          SOLE                     18,859
Kosan                           COM           50064W107     3,545    2,258,059 SH          SOLE                  2,258,059
Ligand Pharmaceuticals Inc.     CL B          53220K207       153       38,224 SH          SOLE                     38,224
Medarex                         COM           583916101     6,001      678,042 SH          SOLE                    678,042
Metabasis Therapeutics Inc.     COM           59101M105     4,809    2,334,466 SH          SOLE                  2,334,466
Micromet                        COM           59509C105     3,813    2,178,714 SH          SOLE                  2,178,714
Myriad Genetics Inc.            COM           62855J104    25,885      642,476 SH          SOLE                    642,476
Neopharm Inc.                   COM           640919106        20       35,938 SH          SOLE                     35,938
Neose Technologies Inc.         COM           640522108       628    2,251,191 SH          SOLE                  2,251,191
Neurogen Corp.                  COM           64124E106     9,574    5,147,078 SH          SOLE                  5,147,078
Novo-Nordisk                    COM           670100205    27,960      403,806 SH          SOLE                    403,806
Onyx Inc.                       COM           683399109     4,378      150,816 SH          SOLE                    150,816
Optimer Pharmaceuticals         COM           68401H104     7,908    1,277,500 SH          SOLE                  1,277,500
OSI Pharmaceuticals             COM           671040103     2,488       66,553 SH          SOLE                     66,553
Pharmacyclics Inc.              COM           716933106       242      322,298 SH          SOLE                    322,298
Pharmasset Inc.                 COM           71715N106       953       52,865 SH          SOLE                     52,865
Pozen Inc.                      COM           73941U102    15,363    1,482,940 SH          SOLE                  1,482,940
Progenics Pharmaceuticals       COM           743187106     1,688      258,500 SH          SOLE                    258,500
Regeneron                       COM           78556F107     4,082      212,713 SH          SOLE                    212,713
Rigel Pharmaceuticals           COM           766559603     1,039       55,700 SH          SOLE                     55,700
Salix Pharmaceuticals, Inc.     COM           795435106     9,589    1,526,944 SH          SOLE                  1,526,944
Seattle Genetics Inc.           COM           812578102   117,500   12,912,124 SH          SOLE                 12,912,124
Siga Technologies Inc.          COM           826917106     2,171      943,788 SH          SOLE                    943,788
Sirtris Pharmaceuticals Inc.    COM           82968A105       180       13,843 SH          SOLE                     13,843
Spectrum Pharmaceuticals Inc.   COM           84763A108     1,469      580,511 SH          SOLE                    580,511
Sunesis Pharmaceuticals Inc.    COM           867328502     2,041    1,317,039 SH          SOLE                  1,317,039
Supergen                        COM           868059106     2,861    1,139,849 SH          SOLE                  1,139,849
Symyx Technologies, Inc.        COM           87155S108     2,445      325,973 SH          SOLE                    325,973
Tapestry Pharmaceuticals Inc.   COM           876031204       102    2,000,000 SH          SOLE                  2,000,000
Targacept                       COM           87611R306     3,210      437,950 SH          SOLE                    437,950
Threshold Pharma                COM           885807107       883    2,263,600 SH          SOLE                  2,263,600
Torreypines Therapeutics        COM           89235K105       284      204,465 SH          SOLE                    204,465
Trimeris Inc.                   COM           896263100    22,566    3,461,175 SH          SOLE                  3,461,175
Vertex Pharmaceuticals Inc.     COM           92532F100       994       41,612 SH          SOLE                     41,612
Via Pharmaceuticals             COM           92554T103       309      102,881 SH          SOLE                    102,881
Vion Pharm                      COM           927624AA4        72       46,201 SH          SOLE                     46,201
Viropharma Inc.                 COM           928241108    67,630    7,564,809 SH          SOLE                  7,564,809
Xenoport Inc.                   COM           98411C100    35,025      865,459 SH          SOLE                    865,459
Zymogenetics                    COM           98411C100     3,006      306,784 SH          SOLE                    306,784

Amylin Pharmaceuticals
  Notes 2.5% 4/15/11            CONV BONDS    032346AD0    26,024   23,712,000 PRN         SOLE                 23,712,000
Biomarin Pharmaceuticals
  Notes 1.875% 4/23/2017        CONV BONDS    09061GAD3    22,515   12,000,000 PRN         SOLE                 12,000,000
Biomarin Pharmaceuticals
  Notes 2.5% 3/29/2013          CONV BONDS    09061GAC5    41,780   18,569,000 PRN         SOLE                 18,569,000
Incyte Genomics
  Notes 3.5% 2/15/2011          CONV BONDS    45337CAE2    20,181   18,972,000 PRN         SOLE                 18,972,000
Incyte Genomics
  Notes 3.5% 2/15/2011          CONV BONDS    45337CAF9    21,009   19,750,000 PRN         SOLE                 19,750,000
Intermune Inc
  Notes .25% 3/01/2011          CONV BONDS    45884XAC7     8,330    8,500,000 PRN         SOLE                  8,500,000
Medarex Inc
  Notes 2.25% 5/15/2011         CONV BONDS    583916AG6    13,640   13,472,000 PRN         SOLE                 13,472,000
Vertex Pharmaceuticals
  Notes 4.75% 2/15/2013         CONV BONDS    92532FAM2    26,235   22,000,000 PRN         SOLE                 22,000,000
Viropharma Inc.
  Notes 2.0% 3/15/2017          CONV BONDS    928241AH1    32,794   45,000,000 PRN         SOLE                 45,000,000

Total                                                   1,286,428